UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    LAKESHORE CAPITAL, LLC
Address: 3755 CORPORATE WOODS DRIVE, SUITE 200

         BIRMINGHAM, AL  35242

13F File Number:  28-12681

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joel Conn
Title:     President
Phone:     (205)-313-9000

Signature, Place, and Date of Signing:

     /s/  Joel Conn     Birmingham, AL     August 8, 2012



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     60

Form13F Information Table Value Total:     $106,688 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altria Group Inc               COM              02209s103      223     6455 SH       SOLE                     6455
                                                               121     3500 SH       OTHER                                      3500
Anadarko Petroleum             COM              032511107     7001   105749 SH       SOLE                   103024              2725
                                                                79     1200 SH       OTHER                     200              1000
Apache Corp                    COM              037411105     5219    59386 SH       SOLE                    57951              1435
                                                                46      525 SH       OTHER                                       525
BB&T Corporation               COM              054937107     9529   308893 SH       SOLE                   301721              7172
                                                               170     5511 SH       OTHER                    3240              2271
Berkshire Hathaway-B           COM              084670702      214     2573 SH       SOLE                     2573
Blackrock MuniVest Fd          COM              09253r105      193    17685 SH       SOLE                    17685
                                                               206    18850 SH       OTHER                   18850
CSX Corporation                COM              126408103      201     9000 SH       SOLE                     9000
                                                                67     3000 SH       OTHER                                      3000
Caterpillar Inc                COM              149123101     1924    22663 SH       SOLE                    22148               515
                                                                16      190 SH       OTHER                     190
Cenovus Energy Inc             COM              15135u109     4953   155747 SH       SOLE                   152062              3685
                                                                 6      200 SH       OTHER                     200
Chevrontexaco Corp             COM              166764100     7401    70149 SH       SOLE                    68342              1807
                                                               577     5469 SH       OTHER                     725              4744
Conocophillips                 COM              20825C104     4786    85649 SH       SOLE                    83602              2047
                                                                30      541 SH       OTHER                                       541
Duke Energy Corp               COM              26441c204      236     3397 SH       SOLE                     3397
                                                                86     1233 SH       OTHER                     400               833
Eagle Bancorp Inc              COM              268948106      279    17738 SH       SOLE                    17518               220
                                                                 9      563 SH       OTHER                                       563
Encana Corp                    COM              292505104     3899   187184 SH       SOLE                   182379              4805
                                                                 6      300 SH       OTHER                     300
Exxon Mobil Corp               COM              30231g102      121     1410 SH       SOLE                      910               500
                                                               111     1300 SH       OTHER                     800               500
Hewlett-Packard Co             COM              428236103     4488   223190 SH       SOLE                   217739              5451
                                                                25     1255 SH       OTHER                     755               500
MDU Resources Group            COM              552690109     5789   267870 SH       SOLE                   261821              6049
                                                                91     4225 SH       OTHER                    1975              2250
Merck & Co Inc                 COM              58933Y105     4220   101073 SH       SOLE                    98780              2293
                                                                38      900 SH       OTHER                     900
Microsoft Corp                 COM              594918104     3450   112769 SH       SOLE                   110234              2535
                                                                23      750 SH       OTHER                     250               500
Middleburg Financial           COM              596094102      825    48549 SH       SOLE                    48349               200
                                                                32     1900 SH       OTHER                                      1900
Nabors Industries Ltd          COM              G6359F103     2862   198734 SH       SOLE                   193844              4890
                                                                 4      300 SH       OTHER                     300
National Oilwell Varco         COM              637071101     5587    86698 SH       SOLE                    84503              2195
                                                                32      500 SH       OTHER                                       500
PNC Financial Services         COM              693475105     7214   118049 SH       SOLE                   115198              2851
                                                                72     1180 SH       OTHER                     407               773
Philip Morris Intl Inc         COM              718172109      501     5745 SH       SOLE                     5745
                                                               305     3500 SH       OTHER                                      3500
Phillips 66                    COM              718546104     1374    41347 SH       SOLE                    40430               917
                                                                 9      270 SH       OTHER                                       270
Rayonier Inc                   COM              754907103     8678   193275 SH       SOLE                   188546              4729
                                                               207     4603 SH       OTHER                    2353              2250
SPDR Tr Unit                   COM              78462f103      214     1574 SH       SOLE                     1574
                                                                18      130 SH       OTHER                     130
Spectra Energy                 COM              847560109     3507   120690 SH       SOLE                   118011              2679
                                                                13      440 SH       OTHER                     190               250
Stonegate Bank                 COM              861811107      243    14800 SH       SOLE                    14800
                                                                66     4000 SH       OTHER                                      4000
Torchmark Corp                 COM              891027104     3211    63515 SH       SOLE                    63515
Washington Real Estate         COM              939653101     5771   202835 SH       SOLE                   198183              4652
                                                               108     3805 SH       OTHER                    2255              1550